Liability Related to the Sale of Future Revenue (Details Narrative) $ / shares in Units, £ in Thousands, $ in Thousands											1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 26, 2023 shares	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Feb. 11, 2022 USD ($) shares	Feb. 11, 2022 GBP (£) shares	Sep. 10, 2021 USD ($)	Oct. 20, 2020 USD ($) shares	Oct. 20, 2020 GBP (£) shares	Jun. 03, 2020 USD ($)	Jun. 03, 2020 GBP (£)	Apr. 30, 2023 USD ($) $ / shares	Apr. 30, 2023 GBP (£)	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Apr. 30, 2023 GBP (£)	Dec. 15, 2022 GBP (£)	Oct. 31, 2022 shares
Percentage of royalty expenses									30.00%	30.00%
Covid asset									$ 24,500	£ 19,200
Total consideration				$ 1,400	£ 1,200
Shares issued				22,000,000.0	22,000,000.0																22,000,000.0
Deferred revenue | $															$ 1,400
Option fee		$ 100																		£ 100
Value new issues		3,900	£ 3,250										$ 19,779	$ 19,779
Common Stock [Member]
Stock issued during period, shares, acquisitions													4,118,316	4,118,316
Sale of private placement units, net of offering costs													2,000,000	2,000,000	1,000
Value new issues | $
Vela Agreement [Member]
Percentage of future revenue earned							8.00%	8.00%
Total consideration							$ 2,900	£ 2,350
Cash consideration							$ 1,600	£ 1,250
Stock issued during period, shares, acquisitions							1,100,000,000	1,100,000,000
Stock issued during period, value, acquisitions | $						$ 1,300	$ 1,100,000
Sale of private placement units, net of offering costs				25.0	25.0											1,100,000,000
Value new issues | $																$ 1,200,000
Vela Agreement [Member] | Common Stock [Member]
Sale of private placement units, net of offering costs																1,100,000,000
Vela Agreement [Member] | Vela Technologies PLC [Member]
Cash consideration							$ 1,600	£ 1,250									$ 1,500	£ 1,250
Vela Option Agreement [Member]
Royalty percentage											8.00%	8.00%
Option fee											$ 500	£ 400
Description of option agreement											The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term.	The option is exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that is six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term.
Vela Option Agreement [Member] | Minimum [Member]
Price per share | $ / shares											$ 5
Vela Option Agreement [Member] | Maximum [Member]
Price per share | $ / shares											$ 15
Vela Option Agreement [Member] | Common Stock [Member]
Total consideration payable											$ 4,900								£ 4,000
Cizzle Plc Agreement [Member]
Total consideration				$ 1,600	£ 1,200
Sale of private placement units, net of offering costs				25.0	25.0
Shares issued				22,000,000.0	22,000,000.0										22,000,000.0
Deferred revenue | $													1,500	1,500	$ 1,400
Option fee		100																		£ 100
Value new issues		$ 4,000	£ 3,250
Other income expenses | $														1,500
Cizzle Plc Agreement [Member] | Common Stock [Member]
Covid asset in exchange for common stock	395,460
St George Street Capital [Member]
Funding amount | $													$ 300	$ 300	$ 300